Loans and other liabilities	12 Months Ended
Dec. 31, 2021
Loans and other liabilities
Loans and other liabilities

12          Loans and other liabilities

This Note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risks, see Note 29(a).

(a)	The loans and other liabilities are as follows:

	2021	2020

	US$’000
Non-current liabilities
Loans from financial institutions	35,235	3,714
Loan from shipyard	56,591	52,240
Other loans and liabilities	29,001	39,817
Debentures		423,700
	120,827	519,471
Current liabilities
Current portion of loans from financial institution	13,605	6,213
Current portion of other loans and liabilities	10,594	9,855
	24,199	16,068

Short-term borrowings	106,503	122,501
	130,702	138,569

See also Note 1(b) with respect to the early repayment of the Company’s debentures and Note 29(a)(2) with respect to the contractual maturities of financial liabilities.

Securing assets

As security for part of the short-term and long-term bank credit and other long-term loans and liabilities, liens have been registered on certain assets, including the insurance rights and the generated revenues related to such assets.

12          Loans and other liabilities (cont’d)

(b)	Terms and debt repayment schedule

Terms and conditions of outstanding loans are as follows:

	December 31, 2021
					Carrying
		Effective	Year of	Face	Amount
	Currency	interest (2)	Maturity	value	(3)

				US $’000
Long-term loans:
Tranche E (1)	US$	8.7%	2026	74,711	56,591
Other	US$	(*) 6.6%	2022-2026	86,328	86,328
Long-term liabilities	US$		2022	2,107	2,107
Short-term credit from banks (4)	US$	2.4%	2022	106,503	106,503
				269,649	251,529

	December 31, 2020
		Effective	Year of		Carrying
	Currency	interest (2)	Maturity	Face value	Amount (3)

				US $’000
Debentures :
Tranche C (1)	US$	7%	2023	302,219	297,816
Tranche D (1)	US$	7.9%	2023	130,347	125,884
Long-term loans:
Tranche E (1)	US$	8.7%	2026	73,400	52,240
Other	US$	(*) 9.4%	2022-2025	56,204	56,204
Long-term liabilities	US$		2022-2022	3,395	3,395
Short-term credit from banks (4)	US$	2.7%	2022	122,501	122,501
				688,066	658,040

(*)Weighted average.

See also Note 7(b) with respect to lease liabilities.

(1)	During 2014 the Company completed its debt restructuring, which involved the majority of its creditors, related parties and additional stakeholders. In the framework of the restructuring, the following debt instruments were issued:
(i)	Tranche A, as fully secured debt (partially issued as debentures) – early repaid in June 2020.
(ii)	Tranches C and D, as unsecured notes, payable on June 2023 and subject to early repayment mechanism related to excess cash and proceeds from sale of assets, as defined in the restructuring agreement. During 2021 the Company made early repayments under such mechanism in a total amount of US$ 434 million, resulting with the full settlement of the notes.
(iii)	Tranche E, as unsecured loan, payable on 2026, subject to the full settlement of Tranches A, C and D.

12          Loans and other liabilities (cont’d)

(b)	Terms and debt repayment schedule (cont’d)
(2)	The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to the net carrying amount of the financial instrument and it does not necessarily reflect the contractual interest rate.
(3)	Regarding the carrying amount of the assets securing the Company’s loans and liabilities, see Note 12(a).
(4)	Includes US$ 35 million subject to Libor + 2.8%.
(c)Financial covenants

Following the early repayment of Tranche A in June 2020, the covenants previously referred to as ‘Fixed charge cover ratio’ and ‘Total leverage ratio’, were removed and no longer exist.

As at December 31, 2021, the Company complies with all its covenants. According to these consolidated Financial Statements, the Company’s liquidity, as defined in the related agreements, amounts to US$ 3,641 million (Minimum Liquidity required is US$ 125 million).

(d)	Movement in liabilities deriving from financing activities

	Loans and other liabilities
	Loans and
	other		Lease
	Liabilities	Debentures	Liabilities
Balance as at January 1, 2021	234,340	423,700	1,174,016
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities	50,000
Repayment of borrowings and lease liabilities	(19,734)	(433,799)	(737,780)
Change in short-term loans	(15,998)
Additional leases			1,779,748
Modifications			863,999
Other changes (*)	2,921	10,099	(8,303)
Balance as at December 31, 2021	251,529	—	3,071,680

(*)	Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.

	Loans and other liabilities
	Loans and
	other		Lease
	Liabilities	Debentures	Liabilities
Balance as at January 1, 2020	226,525	455,474	857,326
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities	9,052
Repayment of borrowings and lease liabilities	(9,258)	(61,705)	(265,262)
Change in short-term loans	6,071
Additional leases			447,647
Modifications			134,777
Other changes (*)	1,950	29,931	(472)
Balance as at December 31, 2020	234,340	423,700	1,174,016

(*)	Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.